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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2005

              Check here if Amendment [ ]; Amendment Number:

             This Amendment (Check only one.):
              [ ] is a restatement.
              [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                      Watershed Asset Management, L.L.C.
                              One Maritime Plaza
                                  Suite 1525
                        San Francisco, California 94111

                       Form 13F File Number: 28-11095

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                  Kevin Katari
                                Managing Member
                                 (415) 391.8900





                                /s/ Kevin Katari
                           ----------------------------
                            San Francisco, California
                                 August 15, 2005



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       28

                    Form 13 F Information Table Value Total:

                              $ 158,531 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-
Name: WS Partners, L.L.C.


COLUMN 1                                 COLUMN 2 COLUMN 3   COLUMN 4 COLUMN 5            COLUMN 6 COLUMN 7  COLUMN 8

                                                              VALUE    SHRS OR   SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                           CLASS      CUSIP    ($1,000)  PRN AMT   PRN CALL DSCRETN  MGRS      SOLE       SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc.                 Common   00751Y106   3,486       54,000  SH      Other    1             54,000
Advance Auto Parts, Inc.                 Common   00751Y106       9          200  SH PUT  Other    1                200
Arbor Realty Trust Inc.                  Common   038923108   6,504      226,626  SH      Other    1            226,626
B&G Foods Inc.                           Common   05508R205   1,974      134,900  SH      Other    1            134,900
Carmike Cinemas, Inc.                    Common   143436400  18,638      607,485  SH      Other    1            607,485
Crown Holdings Inc.                      Common   228368106   8,484      596,200  SH      Other    1            586,200
CSK Auto Corporation                     Common   125965103   4,087      245,000  SH      Other    1            245,000
Denny's Corporation                      Common   24869P104   5,475    1,095,000  SH      Other    1          1,095,000
Edison International                     Common   281020107  12,806      315,800  SH      Other    1            315,800
Finisar Corporation                      Note     31787AAF8   4,119    5,500,000  PRN     Other    1          5,500,000
GenTek Inc.                              Common   37245X203   2,020      202,652  SH      Other    1            202,652
Hawaiian Holdings, Inc.                  Common   419879101   6,201    1,531,168  SH      Other    1          1,531,168
Hercules Technology Growth Capital, Inc. Common   427096508   1,290      100,000  SH      Other    1            100,000
I2 Technologies, Inc.                    Common   465754109     576       72,000  SH      Other    1             72,000
Laidlaw International, Inc.              Common   50730R102   8,837      366,700  SH      Other    1            366,700
Manugistics Group Inc                    Note     565011AB9  16,067   17,885,000  PRN     Other    1         17,885,000
Massey Energy Co                         Common   576206106   3,218       85,300  SH      Other    1             85,300
Multimedia Games, Inc.                   Common   625453105   1,101      100,000  SH      Other    1            100,000
NCO Group, Inc.                          Common   628858102   3,236      149,600  SH      Other    1            149,600
NRG Energy, Inc.                         Common   629377508  11,844      315,000  SH      Other    1            315,000
Oregon Steel Mills                       Common   686079104   4,647      270,000  SH      Other    1            270,000
PG&E Corporation                         Common   69331C108   5,563      148,176  SH      Other    1            148,176
Regal Entertainment Group                Common   758766109  10,201      540,300  SH      Other    1            540,300
Regis Corporation                        Common   758932107   6,534      167,200  SH      Other    1            167,200
Russell 2000 Index                       Common   464287630      61        2,170  SH PUT  Other    1              2,170
S&P 500 Index                            Common   464287200      52          987  SH PUT  Other    1                987
Walter Industries                        Common   93317Q105   7,457      185,500  SH      Other    1            185,500
Washington Group International           Common   938862208   4,044       79,100  SH      Other    1             79,100

